Report of Directors Corporate Governance - Directors' interests in shares (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2018 shares £ / shares	Dec. 31, 2019	Dec. 31, 2018 shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares
Disclosure of transactions between related parties [line items]
Share options (in shares)	57,065,000		57,065,000	64,670,000	70,027,000
Average daily closing share price (gbp per share) | £ / shares	£ 6.4589
Period after appointment to meet minimum shareholding guideline			5 years
Deferred Shares, Without Performance Conditions
Disclosure of transactions between related parties [line items]
Award vesting period			5 years
Stuart Gulliver
Disclosure of transactions between related parties [line items]
Shareholding guidelines, percentage of salary			400.00%
Shareholding, percentage of salary	1918.00%		1918.00%
Share interests (in shares)	3,711,169		3,711,169
Share options (in shares)	0		0
Stuart Gulliver | Deferred Shares, Without Performance Conditions
Disclosure of transactions between related parties [line items]
Share options (in shares)	2,293,071		2,293,071
Stuart Gulliver | Deferred Shares, With Performance Conditions
Disclosure of transactions between related parties [line items]
Share options (in shares)	738,499		738,499
Iain Mackay
Disclosure of transactions between related parties [line items]
Shareholding guidelines, percentage of salary			300.00%
Shareholding, percentage of salary	663.00%		663.00%
Share interests (in shares)	718,532		718,532
Share options (in shares)	0		0
Iain Mackay | Deferred Shares, Without Performance Conditions
Disclosure of transactions between related parties [line items]
Share options (in shares)	1,025,725		1,025,725
Iain Mackay | Deferred Shares, With Performance Conditions
Disclosure of transactions between related parties [line items]
Share options (in shares)	769,296		769,296
John Flint
Disclosure of transactions between related parties [line items]
Shareholding guidelines, percentage of salary			400.00%
Shareholding, percentage of salary	445.00%		445.00%
Share interests (in shares)	827,691		827,691
Share options (in shares)	9,952		9,952
John Flint | Deferred Shares, Without Performance Conditions
Disclosure of transactions between related parties [line items]
Share options (in shares)	570,922		570,922
John Flint | Deferred Shares, With Performance Conditions
Disclosure of transactions between related parties [line items]
Share options (in shares)	0		0
Marc Moses
Disclosure of transactions between related parties [line items]
Shareholding guidelines, percentage of salary			300.00%
Shareholding, percentage of salary	1415.00%		1415.00%
Share interests (in shares)	1,533,039		1,533,039
Share options (in shares)	0		0
Marc Moses | Deferred Shares, Without Performance Conditions
Disclosure of transactions between related parties [line items]
Share options (in shares)	1,019,442		1,019,442
Marc Moses | Deferred Shares, With Performance Conditions
Disclosure of transactions between related parties [line items]
Share options (in shares)	769,296		769,296
Group Managing Directors
Disclosure of transactions between related parties [line items]
Shareholding guidelines, percentage of salary		250.00%
Shareholding guidelines, number of shares (in shares)			250,000